Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies [Table Text Block]
We do not expect any reductions in the liability for unrecognized tax benefits within the next 12 months on account of settlements and the expirations of statutes of limitations. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in Millions)	2012	2011	2010
Balance at beginning of year	8.1	17.3	14.4
Additions for the current year	5.5	4.9	6.1
Additions for tax positions on acquisitions	—	1.4	—
Adjustments for tax positions of prior years for:
Adjustments	9.7	—	(0.6)
Settlements during the period	—	(15.5)	(2.6)
Balance at end of year (1)	23.3	8.1	17.3

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(1)	As of December 31, 2012, we have recognized an offsetting non-current deferred tax asset of $16.7 million relating to specific uncertain tax positions presented above.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The effective income tax rate applicable to income from continuing operations before income taxes was different from the statutory U.S. federal income tax rate due to the factors listed in the following table:

	Year Ended December 31,
	2012	2011	2010
Statutory U.S. tax rate	35.0%	35.0%	35.0%
Net difference:
Percentage depletion	(3.5)	(3.7)	(5.1)
State and local income taxes, less federal income tax benefit	1.1	1.1	1.2
Foreign earnings subject to different tax rates	(6.7)	(9.0)	(6.2)
Manufacturer’s production deduction and miscellaneous tax credits	(1.3)	(0.8)	(0.8)
Tax on intercompany dividends and deemed dividend for tax purposes	0.4	1.0	0.8
Nondeductible expenses	0.4	1.0	0.9
Changes to unrecognized tax benefits	(0.2)	(1.9)	1.1
Change in valuation allowance	(0.7)	3.2	11.5
Other	(0.6)	(1.1)	(0.7)
Total difference	(11.1)	(10.2)	2.7
Effective tax rate	23.9%	24.8%	37.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of our deferred tax assets and liabilities were attributable to:

	December 31,
(in Millions)	2012	2011
Reserves for discontinued operations, environmental and restructuring	$104.8	$104.4
Accrued pension and other postretirement benefits	113.8	109.8
Other reserves	54.1	51.5
Alternative minimum, foreign tax and other credit carryforwards	11.8	70.9
Net operating loss carryforwards	86.7	83.7
Deferred expenditures capitalized for tax	54.3	63.2
Other	109.8	77.4
Deferred tax assets	$535.3	$560.9
Valuation allowance, net	(84.5)	(92.6)
Deferred tax assets, net of valuation allowance	$450.8	$468.3
Property, plant and equipment, net	94.1	85.9
Deferred tax liabilities	$94.1	$85.9
Net deferred tax assets	$356.7	$382.4

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Domestic and foreign components of income from continuing operations before income taxes are shown below:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Domestic	$391.0	$325.7	$303.2
Foreign	221.6	224.8	47.3
Total	$612.6	$550.5	$350.5

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision (benefit) for income taxes attributable to income from continuing operations consisted of:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Current:
Federal	$32.9	$16.5	$73.4
Foreign	55.0	30.2	26.0
State	1.5	—	0.5
Total current	89.4	46.7	99.9
Deferred:
Federal	74.6	64.8	20.2
Foreign	(11.5)	18.9	4.3
State	(5.8)	6.1	7.6
Total deferred	57.3	89.8	32.1
Total	$146.7	$136.5	$132.0

Allocation of Income Tax Provision (benefits) [Table Text Block]
Total income tax provisions (benefits) were allocated as follows:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Continuing operations	$146.7	$136.5	$132.0
Discontinued operations	(18.6)	(19.6)	(28.9)
Items charged directly to equity	(19.2)	(43.1)	(62.5)
Total	$108.9	$73.8	$40.6

Schedule of Components of Deferred Income Tax Expense (benefit) [Table Text Block]
Significant components of the deferred income tax provision (benefit) attributable to income from continuing operations before income taxes are as follows:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Deferred tax (exclusive of valuation allowance)	$65.4	$73.5	$(7.1)
Net increase (decrease) in the valuation allowance for deferred tax assets	(8.1)	16.3	39.2
Deferred income tax provision	$57.3	$89.8	$32.1